Basis of Presentation and General Information:	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation and General Information:

1. Basis of Presentation and General Information:

PYXIS TANKERS INC. (“Pyxis”) is a corporation incorporated in the Republic of the Marshall Islands on March 23, 2015. As of December 31, 2023, Pyxis owns 100% ownership interest in the following three vessel-owning companies:

●	SEVENTHONE CORP., established under the laws of the Republic of the Marshall Islands (“Seventhone”);
●	TENTHONE CORP., established under the laws of the Republic of the Marshall Islands (“Tenthone”);
●	ELEVENTHONE CORP., established under the laws of the Republic of the Marshall Islands (“Eleventhone”).

Pyxis as of December 31, 2023, owns 60% ownership or a $6.78 million equity investment in DRYKON MARITIME Corp. (“Drykon”), an entity that owns through its wholly owned subsidiary, DRYONE CORP. (“Dryone”), a 2016 Japanese built Ultramax dry-bulk carrier the “Konkar Ormi”. The remaining 40% is owned by an entity related to our Chief Executive Officer and Chairman. The delivery of the vessel occurred on September 14, 2023 and her initial charter commenced on October 5, 2023. We consolidate in our financial statements the aforementioned dry-bulk “Konkar Ormi” under the relevant ASC 810 guidelines as a result of our control over Drykon. As a result of the transaction the Company reports non-controlling interest in its accompanying Consolidated Financial Statements. Dryone, established under the laws of the Marshall Islands, collectively with Eleventhone, Seventhone and Tenthone are the “Vessel-owning companies”.

Pyxis also currently owns 100% ownership interest in the following non-vessel owning companies:

●	SECONDONE CORPORATION LTD, established under the laws of the Republic of the Marshall Islands (“Secondone”) that owned the vessel “Northsea Alpha” that was sold to an unaffiliated third party on January 28, 2022;
●	THIRDONE CORPORATION LTD, established under the laws of the Republic of the Marshall Islands (“Thirdone”) that owned the vessel “Northsea Beta” that was sold to an unaffiliated third party on March 1, 2022;
●	FOURTHONE CORPORATION LTD, established under the laws of the Republic of Malta (“Fourthone”) that owned the vessel “Pyxis Malou” that was sold to an unaffiliated third party on March 23, 2023;
●	SIXTHONE CORP., established under the laws of the Republic of the Marshal Islands (“Sixthone”) that owned the vessel “Pyxis Delta” that was sold to an unaffiliated third party on January 13, 2020;
●	EIGHTHONE CORP., established under the laws of the Republic of the Marshall Islands (“Eighthone”) that owned the vessel “Pyxis Epsilon” that was sold to an unaffiliated third party on December 15, 2023;
●	MARITIME TECHNOLOGIES CORP, established under the laws of Delaware and
●	DRYTWO CORP. (“Drytwo”), stablished under the laws of the Republic of the Marshall Islands (“Drytwo”).

On November 28, 2023 “Drytwo” entered into a definitive agreement with an unaffiliated third party to purchase an 82,013 dwt dry-bulk vessel built in 2015 at Jiangsu New Yangzi Shipbuilding. As of December 31, 2023, the Company has paid in-advance amount of $2,663 for the acquisition. The vessel delivery concluded on February 15, 2024 and the dry-bulk carrier named “Konkar Asteri”.

All of the Vessel-owning companies are engaged in the marine transportation of liquid cargoes through the ownership and operation of tanker vessels and dry commodities through the ownership and operation of dry-bulk carriers, as listed below:

Vessel-owning Company	Incorporation date	Vessel	DWT	Year built	Acquisition date
Tanker fleet
Seventhone	05/31/2011	Pyxis Theta	51,795	2013	09/16/2013
Tenthone	04/22/2021	Pyxis Karteria	46,652	2013	07/15/2021
Eleventhone	11/09/2021	Pyxis Lamda	50,145	2017	12/20/2021
Dry-bulk fleet
Dryone	07/04/2023	Konkar Ormi	63,520	2016	09/14/2023

Secondone, Thirdone and Fourthone were initially established under the laws of the Republic of the Marshall Islands, under the names SECONDONE CORP., THIRDONE CORP. and FOURTHONE CORP., respectively. In March and April 2018, these vessel-owning companies completed their re-domiciliation under the jurisdiction of the Republic of Malta and were renamed as mentioned above. In December 2022, Secondone and Thirdone re-domiciled again under the jurisdiction of the Republic of the Marshall Islands. For further information, please refer to Note 8. Northsea Alpha, Northsea Beta, Pyxis Malou and Pyxis Epsilon was sold to unaffiliated third parties on January 28, 2022, March 1, 2022, March 23, 2023 and December 15, 2023, respectively.

The accompanying Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of Pyxis and its subsidiaries as presented in Note 1 above (collectively the “Company”), as of December 31, 2022 and 2023 and for the years ended December 31, 2021, 2022 and 2023.

All of the Company’s vessels are double-hulled and are engaged in the transportation of refined petroleum products and other liquid bulk items, such as organic chemicals and vegetable oils, and dry-bulk commodities. The vessels “Pyxis Theta”, “Pyxis Karteria” and “Pyxis Lamda” are medium-range product tankers and “Konkar Ormi” is a dry-bulk carrier.

Prior to the consummation of the transactions discussed below, Mr. Valentios (“Eddie”) Valentis was the sole ultimate stockholder of Pyxis and certain vessel-owning companies, holding all of their issued and outstanding share capital through Maritime Investors. Specifically, Maritime Investors owned directly 100% of Pyxis, Secondone and Thirdone, and owned indirectly (through the intermediate holding company PYXIS HOLDINGS INC. (“Holdings”)) 100% of Fourthone, Sixthone, Seventhone and Eighthone.

PYXIS MARITIME CORP. (“Maritime”), a corporation established under the laws of the Republic of the Marshall Islands, which is beneficially owned by Mr. Valentis, provides certain ship management services to the Vessel-owning companies (Note 3).

With effect from the delivery of each tanker vessel, the crewing and technical management of the vessels are contracted to INTERNATIONAL TANKER MANAGEMENT LTD. (“ITM”) with permission from Maritime. ITM is an unrelated third party technical manager, represented by its branch based in Dubai, UAE. Each ship-management agreement with ITM is in force until it is terminated by either party. The ship-management agreements can be cancelled either by the Company or ITM for any reason at any time upon three months’ advance notice. Konkar Shipping Agencies, S.A. (“Konkar Agencies”) provides similar technical management and commercial management services for our dry-bulk vessels.

As of December 31, 2022 and December 31, 2023, Mr. Valentis beneficially owned 54.0% and 54.3%, respectively, of the Company’s common stock.